Condensed Statements of Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock Series A	Common Stock Class A	Common Stock Class A Shares to be Issued	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2015	$ 5,217,800	$ 10,801,942	$ 22,000	$ 2,373,458	$ (20,312,136)	$ (1,896,936)
Beginning Balance, Shares at Dec. 31, 2015	2	708,068,385	1,122,311
Stock issued for cash, Amount		$ 1,025,000				1,025,000
Stock issued for cash, Shares		41,626,276
Stock issued for services, Amount			$ 32,850			32,850
Stock issued for services, Shares			750,000
Imputed interest				1,425		1,425
Grant warrants for services to related party				125,053		125,053
Warrants issued for services - related party				68,600		68,600
Warrant issued for services				1,356,230		1,356,230
Exercise of warrants in exchange for stock, Amount		$ 1,131,007	$ 224,904	(1,355,911)
Exercise of warrants in exchange for stock, Shares		23,909,303	3,906,322
Settlement of accounts payable with stock issuance, Amount		$ 808				808
Settlement of accounts payable with stock issuance, Shares		24,000
Net loss					(3,073,843)	(3,073,843)
Ending Balance, Amount at Dec. 31, 2016	$ 5,217,800	$ 12,958,757	$ 279,754	2,568,855	(23,385,979)	(2,360,813)
Ending Balance, Shares at Dec. 31, 2016	2	773,627,964	5,778,633
Stock issued for cash, Amount		$ 150,000				150,000
Stock issued for cash, Shares		2,678,571
Grant warrants for services to related party				5,161		5,161
Warrants issued for services - related party				17,473		17,473
Issued shares for warrant exercise issuable, Amount		$ 224,904	$ (224,904)
Issued shares for warrant exercise issuable, Shares		3,906,322	(3,906,322)
Issued shares for services issuable, Amount		$ 32,850	$ (32,850)
Issued shares for services issuable, Shares		750,000	(750,000)
Net loss					(494,611)	(494,611)
Ending Balance, Amount at Mar. 31, 2017	$ 5,217,800	$ 13,366,511	$ 1,122,311	$ 2,591,489	$ (23,880,590)	$ (2,682,790)
Ending Balance, Shares at Mar. 31, 2017	2	780,962,857	22,000